BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Compensation of Officers of Company) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Officers	Dec. 31, 2018 USD ($) Officers	Dec. 31, 2017 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	[1]	$ 2,533	$ 2,304	$ 2,324
Share-based compensation		565	276	731
Compensation of officers		$ 3,098	$ 2,580	$ 3,055
Number of officers | Officers		7	6	6

[1]	The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.